Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 36,927	€ 17,700
Lease liabilities undiscounted cash flows	43,528
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	5,524
Within 1 to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	19,819
After 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 18,185